Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of Outstanding Short-Term Notes Payable

The components of the Company’s outstanding Short-term notes payable consisted of the following:

	Interest Rates	September 30, 2024	December 31, 2023
Short-term notes payable
Bank 2	7.8%	$6,075	$14,400
Less: Unamortized debt issuance costs		(13)	(4)
Total short-term notes payable		$6,062	$14,396

The components of the Company’s outstanding Short-term notes payable consisted of the following:

	Weighted average interest rates	December 31, 2023	December 31, 2022
Short-term notes payable
Bank 2	7.5%	14,400	3,756
Less: Unamortized debt issuance costs		(4)	(52)
Total short-term notes payable		$14,396	$3,704

Schedule of Long-Term Debt

The components of the Company’s outstanding long-term debt consisted of the following:

	Interest Rates		Amounts		Maturity Dates
	September 30, 2024	December 31, 2023	September 30, 2024	December 31, 2023	September 30, 2024	December 31, 2023
Long-term notes payable with banks for the purchase of aircrafts
Bank 1	4.0% - 7.3%	4.0% - 7.3%	$15,130	$13,589	Sep 2025 - Feb 2029	Aug 2025 - Feb 2027
Bank 2	4.0% - 7.8%	4.0% - 7.8%	12,714	13,769	Dec 2025 - Apr 2029	Dec 2025 - Jun 2028
Bank 3	2.3% + SOFR**	3.5% Fixed - 2.3% + SOFR**	1,694	7,705	Feb 2026	Jan 2024 - Oct 2026
Bank 4	n/a	2.9% + SOFR**	—	4,082	n/a	Sep 2024 - Dec 2024
Bank 5	5.3% - 6.0%*	5.3% - 6.0%*	3,409	3,759	Jul 2030 - Sep 2030	Jul 2030 - Sep 2030
Bank 6	7.7%	7.7%	1,678	1,843	Jan 2030	Jan 2030
Bank 7	4.0%	4.0%	869	1,061	Sep 2027	Sep 2027
Bank 8	8.8%	n/a	12,467	—	May 2029
Long-term notes payable with financial institutions for the purchase of aircrafts
Financial Institution 1	0.25% + Schwab Loan Rate	0.25% + Schwab Loan Rate	3,049	3,290	Dec 2027	Dec 2027
Financial Institution 2	3.6% - 7.0%	3.6% - 7.0%	7,957	8,435	Nov 2026 - May 2027	Nov 2026 - May 2027
Financial Institution 3	9.0% - 9.5%	9.0% - 9.5%	35,017	22,612	Sep 2030 - Mar 2034	Sep 2033 - Dec 2033
Credit facilities with financial institutions
Financial Institution 4	1.5% + SOFR** - 2.8% + SOFR**	1.3% + SOFR** - 2.8% + SOFR**	65,870	72,688	See disclosure below	See disclosure below
Bridge Notes	n/a	n/a	n/a	n/a	See disclosure below	See disclosure below
Other long-term debt payable
EID loan	See disclosure below	See disclosure below	122	116	See disclosure below	See disclosure below
Long-term debt from VIEs			38,151	40,491
Total Long-term notes payable			198,127	193,440
Less: Unamortized debt issuance costs and debt discount			(251)	(151)
Less: current portion			(81,359)	(26,471)
Long-term notes payable, non-current portion			$116,517	$166,818

* The payment terms dictate that the Note shall bear interest at a rate equal to the Prime Rate plus 275 basis points with an initial interest rate set at 6% based on the Prime Rate and Loan Spread at the time of the agreement. The interest rate is to be adjusted every 5 years and be based on the Prime Rate published as of the date plus the Loan Spread.

** SOFR is defined as “Secured Overnight Financing Rate”

The components of the Company’s outstanding long-term debt consisted of the following:

	Interest Rates		Amounts		Maturity Dates
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Long-term notes payable with banks for the purchase of aircrafts
Bank 1	4.0% - 7.3%	4.0% - 5.5%	$13,589	$24,275	Aug 2025 - Feb 2027	Aug 2023 - Sep 2026
Bank 2	4.0% - 7.8%	4.0% - 6.3%	13,769	15,518	Dec 2025 - Jun 2028	Jun 2023 - Nov 2027
Bank 3	3.5% Fixed - 2.3% + SOFR**	3.5% Fixed - 2.2% + LIBOR†	7,705	8,721	Jan 2024 - Oct 2026	Apr 2023 - Oct 2026
Bank 4	2.9% + SOFR**	2.8% + LIBOR†	4,082	4,440	Sep 2024 - Dec 2024	Sep 2024 - Dec 2024
Bank 5	5.3% - 6.0%*	5.3% - 6.0% + LIBOR* †	3,759	4,204	Jul 2030 - Sep 2030	Jul 2030 - Sep 2030
Bank 6	7.7%	5.4%	1,843	2,114	Jan 2030	Jan 2024
Bank 7	4.0%	4.0%	1,061	1,320	Sep 2027	Sep 2027
Long-term notes payable with financial institutions for the purchase of aircrafts
Financial Institution 1	0.25% + Schwab Loan Rate	5.3%	3,290	3,650	Dec 2027	Dec 2027
Financial Institution 2	3.6% - 7.0%	3.6% - 7.0%	8,435	17,882	Nov 2026 - May 2027	Mar 2026 - Jun 2027
Financial Institution 3	9.0% - 9.5%	n/a	22,612	—	Sep 2033 - Dec 2033	n/a
Credit facilities with financial institutions
Financial Institution 4	1.3% + SOFR** - 2.8% + SOFR**	2.3% + LIBOR † - 2.8% + SOFR**	72,688	32,153	See disclosure below	See disclosure below
Bridge Notes	n/a	10.0%	n/a	86,816	See disclosure below	See disclosure below
Other long-term debt payable
EID loan	See disclosure below	See disclosure below	116	122	See disclosure below	See disclosure below
Long-term debt from VIEs			40,491	46,403
Total Long-term notes payable			193,440	247,618
Less: Unamortized debt issuance costs and debt discount			(151)	(1,717)
Less: current portion			(26,471)	(23,581)
Long-term notes payable, non-current portion			$166,818	$222,320

* The payment terms dictate that the Note shall bear interest at a rate equal to the Prime Rate plus 275 basis points with an initial interest rate set at 6% based on the Prime Rate and Loan Spread at the time of the agreement. The interest rate is to be adjusted every 5 years and be based on the Prime Rate published as of the date plus the Loan Spread.

† LIBOR is defined as the "London Interbank Offer Rate".

** SOFR is defined as “Secured Overnight Financing Rate” .

Schedule of Contractual Principal Payments

The table below presents the Company’s contractual principal payments (not including debt issuance costs) as of September 30, 2024 under then-outstanding long-term debt agreements in each of the next five calendar years (does not include VIE loans):

Fiscal year	Amount
2024	$5,294
2025	75,742
2026	16,505
2027	11,676
2028	4,576
Thereafter	46,183
159,976
Long-term notes payable from VIE	38,151
Debt issuance costs	(251)
Total long-term notes payable	$197,876

The table below presents the Company’s contractual principal payments (not including debt issuance costs) as of December 31, 2023 under then-outstanding long-term debt agreements in each of the next five calendar years (does not include VIE loans):

Fiscal year	Amount
2024	$23,408
2025	75,500
2026	21,309
2027	12,719
2028	2,528
Thereafter	17,485
152,949
Long-term notes payable from VIE	40,491
Debt issuance costs	(151)
Total long-term notes payable	$193,289